Putnam International Equity Fund
The fund's portfolio
3/31/23 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Australia (2.4%)
BHP Group, Ltd. (ASE Exchange)	549,667	$17,434,261

		17,434,261
Canada (3.3%)
Canadian National Railway Co.	121,200	14,300,972
Thomson Reuters Corp.	74,373	9,676,469

		23,977,441
Denmark (2.3%)
Novo Nordisk A/S Class B	105,903	16,806,022

		16,806,022
France (16.0%)
AXA SA	475,620	14,542,951
Capgemini SE	60,443	11,242,767
LVMH Moet Hennessy Louis Vuitton SA	28,552	26,166,702
Publicis Groupe SA	73,756	5,762,235
Sanofi	193,654	21,089,335
Thales SA	81,079	11,986,689
TotalEnergies SE	200,089	11,805,803
Worldline SA/France(NON)	294,571	12,519,068

		115,115,550
Germany (5.8%)
Deutsche Boerse AG	58,568	11,398,591
Merck KGaA	91,514	17,014,317
Rheinmetall AG	45,600	13,546,198

		41,959,106
Hong Kong (2.0%)
CK Hutchison Holdings, Ltd.	2,372,500	14,731,898

		14,731,898
Ireland (5.2%)
Bank of Ireland Group PLC	1,335,136	13,510,437
CRH PLC	317,796	16,060,828
Kerry Group PLC Class A	77,096	7,683,336

		37,254,601
Italy (0.7%)
PRADA SpA	732,200	5,214,822

		5,214,822
Japan (23.1%)
Asahi Group Holdings, Ltd.	426,500	15,878,596
Asics Corp.	197,800	5,624,904
Chugai Pharmaceutical Co., Ltd.	139,800	3,455,376
Daiichi Sankyo Co., Ltd.	210,900	7,697,147
Hoya Corp.	122,400	13,535,382
ITOCHU Corp.	409,700	13,341,054
Japan Exchange Group, Inc.	802,000	12,236,603
MinebeaMitsumi, Inc.	419,400	8,006,946
Mitsubishi Corp.	495,200	17,803,510
Mitsubishi UFJ Financial Group, Inc.	3,145,100	20,179,601
Murata Manufacturing Co., Ltd.	119,700	7,309,343
Pan Pacific International Holdings Corp.	532,000	10,295,026
Renesas Electronics Corp.(NON)	792,600	11,507,503
Sony Group Corp.	147,100	13,373,482
TechnoPro Holdings, Inc.	198,300	5,496,029

		165,740,502
Netherlands (4.3%)
Universal Music Group NV	651,800	16,476,866
Wolters Kluwer NV	114,392	14,435,013

		30,911,879
Norway (1.6%)
DNB Bank ASA	644,993	11,569,426

		11,569,426
Singapore (2.0%)
DBS Group Holdings, Ltd.	585,500	14,550,971

		14,550,971
South Korea (0.7%)
Hana Financial Group, Inc.	159,418	5,012,998

		5,012,998
Spain (2.5%)
Coca-Cola Europacific Partners PLC	303,900	17,987,841

		17,987,841
Switzerland (3.2%)
Nestle SA	154,233	18,828,273
Partners Group Holding AG	4,192	3,952,368

		22,780,641
United Kingdom (20.6%)
Anglo American PLC (London Exchange)	233,283	7,721,084
AstraZeneca PLC	148,833	20,658,031
BP PLC	1,778,830	11,261,668
Compass Group PLC	397,270	9,988,928
Diageo PLC	308,587	13,772,356
Experian PLC	471,008	15,503,323
InterContinental Hotels Group PLC	178,405	11,722,709
JD Sports Fashion PLC	4,735,285	10,425,769
London Stock Exchange Group PLC	147,361	14,321,163
Prudential PLC	1,401,282	19,164,341
Shell PLC (London Exchange)	478,052	13,689,349

		148,228,721
United States (2.0%)
Linde PLC	41,050	14,590,812

		14,590,812

Total common stocks (cost $619,232,936)		$703,867,492

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bills zero %, 7/25/23 (i)	$123,000	$121,094
U.S. Treasury Bonds 2.875%, 8/15/45 (i)	331,000	283,164
U.S. Treasury Bonds 4.00%, 11/15/52 (i)	155,000	166,834
U.S. Treasury Notes 3.00%, 9/30/25 (i)	124,000	121,281

Total U.S. treasury obligations (cost $692,373)		$692,373

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88%(AFF)	Shares	18,399,856	$18,399,856
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(P)	Shares	920,000	920,000
U.S. Treasury Bills 4.602%, 5/23/23(SEGSF)		$700,000	695,539

Total short-term investments (cost $20,015,306)			$20,015,395
TOTAL INVESTMENTS

Total investments (cost $639,940,615)			$724,575,260

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $258,608,246) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/19/23	$9,160,480	$9,337,931	$(177,451)
		Canadian Dollar	Sell	4/19/23	6,051,905	6,044,914	(6,991)
		Hong Kong Dollar	Buy	5/17/23	3,895,435	3,908,787	(13,352)
		Japanese Yen	Sell	5/17/23	4,812,575	4,728,393	(84,182)
		Swedish Krona	Buy	6/21/23	2,444,772	2,416,856	27,916
		Swiss Franc	Buy	6/21/23	11,302,526	11,008,324	294,202
	Barclays Bank PLC
		British Pound	Sell	6/21/23	9,483,470	9,354,216	(129,254)
		Japanese Yen	Buy	5/17/23	6,523,567	6,610,246	(86,679)
		Swedish Krona	Buy	6/21/23	1,112,080	1,099,412	12,668
		Swiss Franc	Buy	6/21/23	8,129,883	7,915,696	214,187
	Citibank, N.A.
		Australian Dollar	Buy	4/19/23	255,084	260,264	(5,180)
		Danish Krone	Buy	6/21/23	9,606,828	9,429,956	176,872
	Goldman Sachs International
		British Pound	Sell	6/21/23	5,376,960	5,211,400	(165,560)
		Chinese Yuan (Offshore)	Buy	5/17/23	181,821	185,427	(3,606)
		South Korean Won	Sell	5/17/23	3,313,597	3,641,062	327,465
		Swiss Franc	Buy	6/21/23	7,210,471	7,021,253	189,218
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/19/23	6,856,900	6,994,187	(137,287)
		British Pound	Sell	6/21/23	13,332,628	13,054,982	(277,646)
		Japanese Yen	Sell	5/17/23	3,201,861	3,287,922	86,061
		Singapore Dollar	Buy	5/17/23	1,781,102	1,771,180	9,922
		Swedish Krona	Buy	6/21/23	2,139,832	2,115,786	24,046
		Swiss Franc	Buy	6/21/23	3,254,532	3,223,754	30,778
	JPMorgan Chase Bank N.A.
		Euro	Sell	6/21/23	2,462,061	2,411,437	(50,624)
		Hong Kong Dollar	Buy	5/17/23	1,745,704	1,751,619	(5,915)
		New Zealand Dollar	Buy	4/19/23	285,462	285,752	(290)
		Norwegian Krone	Sell	6/21/23	2,454,498	2,460,242	5,744
		Singapore Dollar	Sell	5/17/23	1,742,953	1,765,452	22,499
		South Korean Won	Sell	5/17/23	1,730,824	2,123,144	392,320
		Swedish Krona	Buy	6/21/23	5,966,256	5,894,939	71,317
		Swiss Franc	Buy	6/21/23	1,863,842	1,815,270	48,572
	Morgan Stanley & Co. International PLC
		Danish Krone	Sell	6/21/23	2,812,739	2,779,148	(33,591)
		Euro	Sell	6/21/23	4,621,633	4,584,140	(37,493)
		Japanese Yen	Buy	5/17/23	7,229,827	7,302,962	(73,135)
		New Zealand Dollar	Buy	4/19/23	1,194,562	1,195,643	(1,081)
		Norwegian Krone	Sell	6/21/23	3,794,700	3,803,875	9,175
		Swedish Krona	Buy	6/21/23	4,536,902	4,482,122	54,780
		Swiss Franc	Buy	6/21/23	1,088,151	1,059,625	28,526
	NatWest Markets PLC
		Canadian Dollar	Sell	4/19/23	3,489,432	3,484,826	(4,606)
		Danish Krone	Buy	6/21/23	1,911,614	1,876,526	35,088
		Swedish Krona	Buy	6/21/23	6,253,231	6,178,294	74,937
		Swiss Franc	Buy	6/21/23	6,048,256	5,889,986	158,270
	State Street Bank and Trust Co.
		British Pound	Sell	6/21/23	2,422,418	2,347,921	(74,497)
		Chinese Yuan (Offshore)	Buy	5/17/23	2,046,474	2,087,122	(40,648)
		Israeli Shekel	Buy	4/19/23	4,556,332	4,637,958	(81,626)
		Japanese Yen	Sell	5/17/23	4,540,726	4,577,454	36,728
	Toronto-Dominion Bank
		British Pound	Sell	6/21/23	2,490,617	2,414,274	(76,343)
		Canadian Dollar	Sell	4/19/23	5,565,447	5,559,794	(5,653)
		Danish Krone	Sell	6/21/23	1,991,963	1,975,589	(16,374)
		Euro	Sell	6/21/23	964,978	945,128	(19,850)
		Singapore Dollar	Sell	5/17/23	4,878,975	4,942,497	63,522
		Swiss Franc	Buy	6/21/23	1,954,879	1,812,135	142,744
	UBS AG
		British Pound	Sell	6/21/23	4,485,681	4,348,243	(137,438)
		Canadian Dollar	Sell	4/19/23	5,680,382	5,673,933	(6,449)
		Euro	Buy	6/21/23	2,360,760	2,077,605	283,155
		Swiss Franc	Buy	6/21/23	5,602,768	5,454,990	147,778
	WestPac Banking Corp.
		Australian Dollar	Buy	4/19/23	6,951,671	7,072,303	(120,632)
		British Pound	Sell	6/21/23	4,424,524	4,288,458	(136,066)
		Canadian Dollar	Sell	4/19/23	3,145,588	3,141,961	(3,627)
		Japanese Yen	Sell	5/17/23	15,221,874	15,483,931	262,057

	Unrealized appreciation						3,230,547

	Unrealized (depreciation)						(2,013,126)

	Total						$1,217,421
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $720,294,982.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$26,816,910	$26,816,910	$122,311	$—
	Putnam Short Term Investment Fund**	24,253,996	169,875,688	175,729,828	243,633	18,399,856

	Total Short-term investments	$24,253,996	$196,692,598	$202,546,738	$365,944	$18,399,856
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $363,511.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.2%
	Industrials	19.3
	Health care	13.9
	Consumer discretionary	12.9
	Consumer staples	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $151,210 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $476,988 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $363,511 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$17,434,261	$—
Canada	23,977,441	—	—
Denmark	—	16,806,022	—
France	—	115,115,550	—
Germany	—	41,959,106	—
Hong Kong	—	14,731,898	—
Ireland	—	37,254,601	—
Italy	—	5,214,822	—
Japan	—	165,740,502	—
Netherlands	—	30,911,879	—
Norway	—	11,569,426	—
Singapore	—	14,550,971	—
South Korea	—	5,012,998	—
Spain	17,987,841	—	—
Switzerland	—	22,780,641	—
United Kingdom	—	148,228,721	—
United States	14,590,812	—	—

Total common stocks	56,556,094	647,311,398	—
U.S. treasury obligations	—	692,373	—
Short-term investments	920,000	19,095,395	—

Totals by level	$57,476,094	$667,099,166	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,217,421	$—

Totals by level	$—	$1,217,421	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$314,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com